Annual Fund Operating Expenses	Apr. 30, 2026	[1]
Corgi Aerospace & Commercial Aviation ETF | Corgi Aerospace & Commercial Aviation ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi AI Cybersecurity ETF | Corgi AI Cybersecurity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Battery Energy Storage Systems ETF | Corgi Battery Energy Storage Systems ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Bay Area Based ETF | Corgi Bay Area Based ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.20%
Corgi Beauty, Skincare & Aesthetics ETF | Corgi Beauty, Skincare & Aesthetics ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Coffee & Energy Drinks ETF | Corgi Coffee & Energy Drinks ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.35%
Corgi Crypto Infrastructure ETF | Corgi Crypto Infrastructure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Data & Surveillance ETF | Corgi Data & Surveillance ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Genomics & Precision Medicine ETF | Corgi Genomics & Precision Medicine ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi High Voltage Grid Equipment ETF | Corgi High Voltage Grid Equipment ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Lifestyle Brands ETF | Corgi Lifestyle Brands ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Longevity Consumer ETF | Corgi Longevity Consumer ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Mag 7 ETF | Corgi Mag 7 ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.20%
Corgi Natural Gas Power & Turbines ETF | Corgi Natural Gas Power & Turbines ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi NYC Based ETF | Corgi NYC Based ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	20.00%
Corgi Ports, Rail & Freight ETF | Corgi Ports, Rail & Freight ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Corgi Quantum Computing ETF | Corgi Quantum Computing ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Robots & Humanoids ETF | Corgi Robots & Humanoids ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Shipping & Global Logistics ETF | Corgi Shipping & Global Logistics ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Sports Betting & Gambling ETF | Corgi Sports Betting & Gambling ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.35%
Corgi Travel & Leisure ETF | Corgi Travel Leisure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi U.S. War Machine ETF | Corgi U.S. War Machine ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Buy Now Pay Later ETF | Corgi Buy Now Pay Later ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Space & Satellite Communications ETF | Corgi Space & Satellite Communications ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Digital Banking & Fintech Infrastructure ETF | Corgi Digital Banking Fintech Infrastructure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Lithography & Semiconductor Photonics ETF | Corgi Lithography & Semiconductor Photonics ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi Drones & Urban Air Mobility ETF | Corgi Drones & Urban Air Mobility ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%
Corgi IP Licensing & Royalties ETF | Corgi IP Licensing & Royalties ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	35.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	35.00%

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.